Events After the Reporting Date	12 Months Ended
Dec. 31, 2022
Events After the Reporting Date
Events After the Reporting Date

Note 25. Events After the Reporting Date

Changes in the clinical development of lanifibranor

On January 4, 2023, the Company announced changes to the clinical development of lanifibranor, including plans for a new Phase III trial in patients with NASH and compensated cirrhosis. Proposed changes are expected to be beneficial to the lanifibranor clinical program by reducing the number of biopsies and the trial duration, eventually offering all patients in the trial access to treatment and potentially expanding the addressable patient population beyond patients with F2 and F3 fibrosis to patients with NASH and compensated cirrhosis.

Service contract with Avant Santé

On February 21, 2023, the Company entered into a study service agreement with Avant Santé, a Mexican CRO, in connection with the NATiV3 clinical trial. Pursuant to the terms of the agreement, the CRO is to randomize 120 subjects on 10 sites in Mexico by December 31, 2023. The Company estimates that it will pay Avant Santé a total amount up to €14.7 million over the entire period from February 22, 2023, the effective date of the contract, until the second half of 2027.